Financial Assets and Liabilities - Summary of Changes in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	R$ 42,249,460	R$ 29,052,215
Raised	12,548,547	10,336,257
Repayment of principal	(9,925,067)	(3,397,060)
Payment of interest on loans, borrowings and debentures	(2,321,868)	(1,782,976)	R$ (1,384,184)
Interest, exchange rate and fair value	3,107,965	8,041,024
Ending balance	R$ 45,659,037	R$ 42,249,460	R$ 29,052,215